Investments (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance	$ 40	$ 109
Office [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance	11	7
Warehouse [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance	19	22
Retail [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance	10	12
Apartment [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance
Other [Member]
Summary of the impaired mortgage loans by class
Carrying value of impaired mortgage loans, net of allowance		68
Amortized cost [Member]
Summary of the impaired mortgage loans by class
Amortized cost	51	136
Amortized cost [Member] | Office [Member]
Summary of the impaired mortgage loans by class
Amortized cost	13	8
Amortized cost [Member] | Warehouse [Member]
Summary of the impaired mortgage loans by class
Amortized cost	26	31
Amortized cost [Member] | Retail [Member]
Summary of the impaired mortgage loans by class
Amortized cost	12	20
Amortized cost [Member] | Apartment [Member]
Summary of the impaired mortgage loans by class
Amortized cost
Amortized cost [Member] | Other [Member]
Summary of the impaired mortgage loans by class
Amortized cost		77
Specific reserve [Member]
Summary of the impaired mortgage loans by class
Specific reserves	(11)	(27)
Specific reserve [Member] | Office [Member]
Summary of the impaired mortgage loans by class
Specific reserves	(2)	(1)
Specific reserve [Member] | Warehouse [Member]
Summary of the impaired mortgage loans by class
Specific reserves	(7)	(9)
Specific reserve [Member] | Retail [Member]
Summary of the impaired mortgage loans by class
Specific reserves	(2)	(8)
Specific reserve [Member] | Apartment [Member]
Summary of the impaired mortgage loans by class
Specific reserves
Specific reserve [Member] | Other [Member]
Summary of the impaired mortgage loans by class
Specific reserves		$ (9)